SEGMENTED INFORMATION - Capital Expenditures (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	May 31, 2017
Exploration and evaluation assets
Net expenditures (proceeds)	$ 317	$ 26
Non-cash and fair value changes	(67)	(229)
Capitalized costs	250	(203)
Property, plant and equipment
Net expenditures (proceeds)	12,755	3,831
Non-cash and fair value changes	6,029	(53)
Capitalized costs	18,784	3,778
Non-segmented
Property, plant and equipment
Net expenditures (proceeds)	19	17
Non-cash and fair value changes	0	0
Capitalized costs	19	17
North America
Property, plant and equipment
Gain on sale of exploration and evaluation assets	35	32
North America | Operating segments
Exploration and evaluation assets
Net expenditures (proceeds)	160	17
Non-cash and fair value changes	(184)	(211)
Capitalized costs	(24)	(194)
Property, plant and equipment
Net expenditures (proceeds)	2,815	1,143
Non-cash and fair value changes	354	(36)
Capitalized costs	3,169	1,107
North Sea | Operating segments
Exploration and evaluation assets
Net expenditures (proceeds)	0	0
Non-cash and fair value changes	0	0
Capitalized costs	0	0
Property, plant and equipment
Net expenditures (proceeds)	160	126
Non-cash and fair value changes	95	60
Capitalized costs	255	186
Offshore Africa | Operating segments
Exploration and evaluation assets
Net expenditures (proceeds)	15	9
Non-cash and fair value changes	0	(18)
Capitalized costs	15	(9)
Property, plant and equipment
Net expenditures (proceeds)	89	142
Non-cash and fair value changes	12	(26)
Capitalized costs	101	116
Exploration and Production | Operating segments
Property, plant and equipment
Net expenditures (proceeds)	3,064	1,411
Non-cash and fair value changes	461	(2)
Capitalized costs	3,525	1,409
Oil Sands Mining and Upgrading | Operating segments
Exploration and evaluation assets
Net expenditures (proceeds)	142	0
Non-cash and fair value changes	117	0
Capitalized costs	259	0
Property, plant and equipment
Net expenditures (proceeds)	9,592	2,718
Non-cash and fair value changes	5,454	(23)
Capitalized costs	15,046	2,695
Midstream
Property, plant and equipment
Pre-tax gain on sale of properties		218
Pre-tax non-cash revaluation gain	114
After-tax non-cash revaluation gain	83
Midstream | Operating segments
Property, plant and equipment
Net expenditures (proceeds)	80	(315)
Non-cash and fair value changes	114	(28)
Capitalized costs	194	$ (343)
AOSP
Property, plant and equipment
Non-cash share considerations issued on the acquisition of AOSP and other assets	$ 3,818		$ 3,818